Shareholder Report	6 Months Ended
Jun. 30, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Columbia Funds Series Trust I
Entity Central Index Key	0000773757
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2026
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
C000032863
Shareholder Report [Line Items]
Fund Name	Columbia Real Estate Equity Fund
Class Name	Class A
Trading Symbol	CREAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Columbia Real Estate Equity Fund (the Fund) for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class A	$66	1.22%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Expenses Paid, Amount	$ 66
Expense Ratio, Percent	1.22%	[1]
AssetsNet	$ 132,488,107
Holdings Count | Holding	78
InvestmentCompanyPortfolioTurnover	24.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Fund net assets	$132,488,107
Total number of portfolio holdings	78
Portfolio turnover for the reporting period	24%

Holdings [Text Block]

 Real Estate Sub-industry Allocation

Table Summary
Health Care REITs	22.7%
Retail REITs	17.3%
Industrial REITs	13.4%
Data Center REITs	12.1%
Multi-Family Residential REITs	8.9%
Other Specialized REITs	5.8%
Self Storage REITs	4.9%
Single-Family Residential REITs	4.6%
Hotel & Resort REITs	4.1%
Office REITs	2.4%
Diversified REITs	2.0%
Other	0.7%

Asset Categories

Table Summary
Common Stocks	98.9%
Other	0.6%

Largest Holdings [Text Block]

Top Holdings

Table Summary
Welltower, Inc.	12.5%
Prologis, Inc.	10.0%
Equinix, Inc.	9.2%
Simon Property Group, Inc.	5.3%
Essex Property Trust, Inc.	3.5%
Ventas, Inc.	3.1%
Equity Residential	2.9%
Digital Realty Trust, Inc.	2.8%
Iron Mountain, Inc.	2.7%
Public Storage	2.7%

Material Fund Change [Text Block]
C000248364
Shareholder Report [Line Items]
Fund Name	Columbia Real Estate Equity Fund
Class Name	Class S
Trading Symbol	CREHX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Columbia Real Estate Equity Fund (the Fund) for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class S	$52	0.97%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Expenses Paid, Amount	$ 52
Expense Ratio, Percent	0.97%	[2]
AssetsNet	$ 132,488,107
Holdings Count | Holding	78
InvestmentCompanyPortfolioTurnover	24.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Fund net assets	$132,488,107
Total number of portfolio holdings	78
Portfolio turnover for the reporting period	24%

Holdings [Text Block]

 Real Estate Sub-industry Allocation

Table Summary
Health Care REITs	22.7%
Retail REITs	17.3%
Industrial REITs	13.4%
Data Center REITs	12.1%
Multi-Family Residential REITs	8.9%
Other Specialized REITs	5.8%
Self Storage REITs	4.9%
Single-Family Residential REITs	4.6%
Hotel & Resort REITs	4.1%
Office REITs	2.4%
Diversified REITs	2.0%
Other	0.7%

Asset Categories

Table Summary
Common Stocks	98.9%
Other	0.6%

Largest Holdings [Text Block]

Top Holdings

Table Summary
Welltower, Inc.	12.5%
Prologis, Inc.	10.0%
Equinix, Inc.	9.2%
Simon Property Group, Inc.	5.3%
Essex Property Trust, Inc.	3.5%
Ventas, Inc.	3.1%
Equity Residential	2.9%
Digital Realty Trust, Inc.	2.8%
Iron Mountain, Inc.	2.7%
Public Storage	2.7%

Material Fund Change [Text Block]
C000094674
Shareholder Report [Line Items]
Fund Name	Columbia Real Estate Equity Fund
Class Name	Institutional 2 Class
Trading Symbol	CRRVX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Columbia Real Estate Equity Fund (the Fund) for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional 2 Class	$47	0.88%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Expenses Paid, Amount	$ 47
Expense Ratio, Percent	0.88%	[3]
AssetsNet	$ 132,488,107
Holdings Count | Holding	78
InvestmentCompanyPortfolioTurnover	24.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Fund net assets	$132,488,107
Total number of portfolio holdings	78
Portfolio turnover for the reporting period	24%

Holdings [Text Block]

 Real Estate Sub-industry Allocation

Table Summary
Health Care REITs	22.7%
Retail REITs	17.3%
Industrial REITs	13.4%
Data Center REITs	12.1%
Multi-Family Residential REITs	8.9%
Other Specialized REITs	5.8%
Self Storage REITs	4.9%
Single-Family Residential REITs	4.6%
Hotel & Resort REITs	4.1%
Office REITs	2.4%
Diversified REITs	2.0%
Other	0.7%

Asset Categories

Table Summary
Common Stocks	98.9%
Other	0.6%

Largest Holdings [Text Block]

Top Holdings

Table Summary
Welltower, Inc.	12.5%
Prologis, Inc.	10.0%
Equinix, Inc.	9.2%
Simon Property Group, Inc.	5.3%
Essex Property Trust, Inc.	3.5%
Ventas, Inc.	3.1%
Equity Residential	2.9%
Digital Realty Trust, Inc.	2.8%
Iron Mountain, Inc.	2.7%
Public Storage	2.7%

Material Fund Change [Text Block]
C000171305
Shareholder Report [Line Items]
Fund Name	Columbia Real Estate Equity Fund
Class Name	Institutional 3 Class
Trading Symbol	CREYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Columbia Real Estate Equity Fund (the Fund) for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional 3 Class	$45	0.84%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.84%	[4]
AssetsNet	$ 132,488,107
Holdings Count | Holding	78
InvestmentCompanyPortfolioTurnover	24.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Fund net assets	$132,488,107
Total number of portfolio holdings	78
Portfolio turnover for the reporting period	24%

Holdings [Text Block]

 Real Estate Sub-industry Allocation

Table Summary
Health Care REITs	22.7%
Retail REITs	17.3%
Industrial REITs	13.4%
Data Center REITs	12.1%
Multi-Family Residential REITs	8.9%
Other Specialized REITs	5.8%
Self Storage REITs	4.9%
Single-Family Residential REITs	4.6%
Hotel & Resort REITs	4.1%
Office REITs	2.4%
Diversified REITs	2.0%
Other	0.7%

Asset Categories

Table Summary
Common Stocks	98.9%
Other	0.6%

Largest Holdings [Text Block]

Top Holdings

Table Summary
Welltower, Inc.	12.5%
Prologis, Inc.	10.0%
Equinix, Inc.	9.2%
Simon Property Group, Inc.	5.3%
Essex Property Trust, Inc.	3.5%
Ventas, Inc.	3.1%
Equity Residential	2.9%
Digital Realty Trust, Inc.	2.8%
Iron Mountain, Inc.	2.7%
Public Storage	2.7%

Material Fund Change [Text Block]
C000032867
Shareholder Report [Line Items]
Fund Name	Columbia Real Estate Equity Fund
Class Name	Institutional Class
Trading Symbol	CREEX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Columbia Real Estate Equity Fund (the Fund) for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional Class	$52	0.97%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Expenses Paid, Amount	$ 52
Expense Ratio, Percent	0.97%	[5]
AssetsNet	$ 132,488,107
Holdings Count | Holding	78
InvestmentCompanyPortfolioTurnover	24.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Fund net assets	$132,488,107
Total number of portfolio holdings	78
Portfolio turnover for the reporting period	24%

Holdings [Text Block]

 Real Estate Sub-industry Allocation

Table Summary
Health Care REITs	22.7%
Retail REITs	17.3%
Industrial REITs	13.4%
Data Center REITs	12.1%
Multi-Family Residential REITs	8.9%
Other Specialized REITs	5.8%
Self Storage REITs	4.9%
Single-Family Residential REITs	4.6%
Hotel & Resort REITs	4.1%
Office REITs	2.4%
Diversified REITs	2.0%
Other	0.7%

Asset Categories

Table Summary
Common Stocks	98.9%
Other	0.6%

Largest Holdings [Text Block]

Top Holdings

Table Summary
Welltower, Inc.	12.5%
Prologis, Inc.	10.0%
Equinix, Inc.	9.2%
Simon Property Group, Inc.	5.3%
Essex Property Trust, Inc.	3.5%
Ventas, Inc.	3.1%
Equity Residential	2.9%
Digital Realty Trust, Inc.	2.8%
Iron Mountain, Inc.	2.7%
Public Storage	2.7%

Material Fund Change [Text Block]

[1]	Annualized
[2]	Annualized
[3]	Annualized
[4]	Annualized
[5]	Annualized